Annual Total Returns[BarChart] - Invesco SP 500 High Beta ETF - ETF	2012	2013	2014	2015	2016	2017	2018	2019
Total	17.84%	40.85%	12.72%	(12.78%)	26.12%	17.77%	(15.43%)	34.05%